CASH AND BANKS (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of cash and cash equivalents [line items]
Cash and banks	$ 664,605	$ 644,244	$ 783,943
In Pesos
Disclosure of cash and cash equivalents [line items]
Cash and banks	661,224	519,359
In Dollars
Disclosure of cash and cash equivalents [line items]
Cash and banks	1,477	122,459
In Euros
Disclosure of cash and cash equivalents [line items]
Cash and banks	$ 1,904	$ 2,426